First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 4.7%
	Carvana Auto Receivables Trust
$100,000	Series 2021-N1, Class E, 2.88%, 1/10/2028[1,2]	$86,125
100,000	Series 2022-N1, Class E, 6.01%, 12/11/2028[1,2]	90,600
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,3]	325,337
200,000	Upstart Securitization Trust Series 2021-5, Class C, 4.15%, 11/20/2031[1,2]	167,122
	Veros Automobile Receivables Trust
150,000	Series 2020-1, Class D, 5.64%, 2/16/2027[1,2]	148,855
150,000	Series 2022-1, Class D, 7.23%, 7/16/2029[1,2]	141,931
352,498	Western Mortgage Reference Notes Series 2021-CL2, Class M4, 9.28% (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,4,5]	327,489
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,553,246)	1,287,459
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
	Alternative Loan Trust
31,488	Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035[2]	26,639
4,731,202	Series 2006-HY10, Class 1X, 0.47%, 5/25/2036[2,3]	64,245
220,270	Series 2006-6CB, Class 2A3, 5.75%, 5/25/2036[2,4]	94,455
50,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class D, 7.38%, 9/17/2029[1,2]	46,553
250,000	Bellemeade Re Ltd. Series 2022-1, Class M2, 8.53% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,5]	202,799
361,305	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.00%, 7/25/2036[2,4]	193,842
861,767	CSMC Trust Series 2017-RPL3, Class B5, 4.41%, 8/1/2057[1,2,3,4]	751,617
278,415	DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A, 4.54% (1-Month USD Libor+20 basis points), 10/19/2036[2,4,5]	189,935
182,528	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class B, 4.16%, 8/25/2048[1,2,3,4]	136,249
63,829	HarborView Mortgage Loan Trust Series 2006-14, Class 2A1A, 4.64% (1-Month USD Libor+30 basis points), 1/25/2047[2,4,5]	54,723
1,272	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.43%, 6/25/2037[2,3]	959
447,704	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 3.93%, 11/25/2035[2,3,4]	393,081
100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029[1,2]	94,955

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$530,369	MASTR Alternative Loan Trust Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047[2,4]	$258,366
	RALI Trust
100,565	Series 2006-QS6, Class 1A2, 6.00%, 6/25/2036[2,4]	81,441
205,457	Series 2007-QS5, Class A1, 5.50%, 3/25/2037[2,4]	159,330
190,437	Wells Fargo Alternative Loan Series 2005-1, Class 3A1, 5.50%, 2/25/2035[2,4]	186,403
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,650,425)	2,935,592

Number of Shares
	COMMON STOCKS — 17.5%
	COMPUTER DATA SECURITY — 0.0%
192	KnowBe4, Inc. - Class A*	4,758
	ENTERPRISE SOFTWARE/SERVICE — 0.4%
1,413	Coupa Software, Inc.*	111,867
	MEDICAL INFORMATION SYSTEMS — 0.1%
2,223	1Life Healthcare, Inc.*,4	37,146
	MEDICAL INSTRUMENTS — 0.0%
332	Apollo Endosurgery, Inc.*	3,310
	MEDICAL-BIOMEDICAL/GENERICS — 0.6%
1,333	Horizon Therapeutics PLC*,6	151,695
	REITS-SINGLE TENANT — 1.2%
9,878	STORE Capital Corp.[4]	316,689
	SPECIFIED PURPOSE ACQUISITIONS — 15.2%
905	Adara Acquisition Corp. - Class A*,4	9,213
10,000	Ares Acquisition Corp. - Class A*,6	100,700
1,950	Armada Acquisition Corp. I*,4	19,890
82	Atlantic Coastal Acquisition Corp. - Class A*,4	822
7,449	Aurora Acquisition Corp. - Class A*,4,6	75,161
10,000	Aurora Technology Acquisition Corp. - Class A*,6	102,300
8,500	Better World Acquisition Corp.*,4	88,825
10,000	BYTE Acquisition Corp. - Class A*,6	100,800
425	Capitalworks Emerging Markets Acquisition Corp. - Class A*,6	4,390
7,566	Cartesian Growth Corp. - Class A*,4,6	76,114
10,000	Cartica Acquisition Corp. - Class A*,6	103,200
3,600	Catcha Investment Corp. - Class A*,6	36,324

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
869	Consilium Acquisition Corp. I Ltd. - Class A*,6	$8,803
10,000	Constellation Acquisition Corp. I - Class A*,6	101,100
5,167	Crown PropTech Acquisitions - Class A*,4,6	52,239
11,823	dMY Technology Group, Inc. VI - Class A*	118,821
2,049	Enterprise 4.0 Technology Acquisition Corp. - Class A*,6	21,084
10,000	ESGEN Acquisition Corp. - Class A*,6	103,400
10,000	European Biotech Acquisition Corp. - Class A*,6	101,000
10,022	Far Peak Acquisition Corp. - Class A*,4,6	100,621
10,000	Fortress Capital Acquisition Corp. - Class A*,6	101,000
10,000	Freedom Acquisition I Corp. - Class A*,6	101,000
9,965	FTAC Athena Acquisition Corp. - Class A*,4,6	100,746
9,000	FTAC Zeus Acquisition Corp. - Class A*	90,900
8,972	Global Partner Acquisition Corp. II - Class A*,6	90,707
10,257	HH&L Acquisition Co. - Class A*,6	103,698
96	Independence Holdings Corp. - Class A*,6	969
8,232	InterPrivate III Financial Partners, Inc. - Class A*,4	83,143
10,000	Jack Creek Investment Corp. - Class A*,6	101,300
10,000	Kernel Group Holdings, Inc. - Class A*,6	101,000
10,000	Kismet Acquisition II Corp. - Class A*,6	101,000
10,000	Lazard Growth Acquisition Corp. I*,6	101,100
10,000	Lead Edge Growth Opportunities Ltd. *,6	101,000
10,000	Leo Holdings Corp. II - Class A*,6	100,900
4,500	M3-Brigade Acquisition II Corp. - Class A*,4	45,090
10,000	M3-Brigade Acquisition III Corp. - Class A*	101,400
10,000	Macondray Capital Acquisition Corp. I - Class A*,6	101,900
10,000	Noble Rock Acquisition Corp. - Class A*,6	101,000
4,500	Northern Star Investment Corp. II - Class A*,4	45,450
10,267	Pathfinder Acquisition Corp. - Class A*,6	102,670
10,000	Patria Latin American Opportunity Acquisition Corp. - Class A*,6	103,400
9,000	Phoenix Biotech Acquisition Corp. - Class A*	92,340
10,000	Pontem Corp. - Class A*,6	101,100
8,507	Quantum FinTech Acquisition Corp.*,4	85,495
10,000	RMG Acquisition Corp. III - Class A*,6	101,000
10,000	Ross Acquisition Corp. II - Class A*,6	101,200
10,000	Slam Corp. - Class A*,6	101,000
3,000	Social Capital Suvretta Holdings Corp. II - Class A*,6	30,210
10,000	Social Capital Suvretta Holdings Corp. IV - Class A*,6	100,500
9,000	Sustainable Development Acquisition I Corp. - Class A*	90,540
10,000	TCV Acquisition Corp. - Class A*,6	101,000

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
593	Twin Ridge Capital Acquisition Corp. - Class A*,6	$5,983
		4,114,548
	TOTAL COMMON STOCKS
	(Cost $4,710,234)	4,740,013

Principal Amount
	CORPORATE BONDS — 1.1%
	FINANCIALS — 1.1%
$300,000	ConnectOne Bancorp, Inc. 5.21% (3-Month USD Libor+284 basis points), 2/1/2028[2,3]	298,387
	TOTAL CORPORATE BONDS
	(Cost $300,000)	298,387

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 76.4%
	CALL OPTIONS — 76.4%
	S&P 500 Index
73	Exercise Price: $1,000.00, Notional Amount: $7,300,000, Expiration Date: March 17, 2023*	20,728,715
	TOTAL CALL OPTIONS
	(Cost $21,011,560)	20,728,715
	PUT OPTIONS — 0.0%
	S&P 500 Index
73	Exercise Price: $2,000.00, Notional Amount: $14,600,000, Expiration Date: March 17, 2023*	6,570
	TOTAL PUT OPTIONS
	(Cost $32,816)	6,570
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $21,044,376)	20,735,285

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: March 14, 2023*,4	1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 28.6%
7,749,231	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 4.05%[4,7]	$7,749,231
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,749,231)	7,749,231
	TOTAL INVESTMENTS — 139.1%
	(Cost $39,008,546)	37,747,001
	Liabilities in Excess of Other Assets — (39.1)%	(10,619,602)
	TOTAL NET ASSETS — 100.0%	$27,127,399

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (50.8)%
	CALL OPTIONS — (49.8)%
	1life Healthcare, Inc.
(2)	Exercise Price: $17.50, Notional Amount: $(3,500), Expiration Date: January 20, 2023*	(20)
	Coupa Software, Inc.
(3)	Exercise Price: $80.00, Notional Amount: $(24,000), Expiration Date: January 20, 2023*	(23)
	Horizon Therapeutics Public Ltd. Co.
(11)	Exercise Price: $115.00, Notional Amount: $(126,500), Expiration Date: January 20, 2023*	(192)
	KnowBe4, Inc.
(1)	Exercise Price: $25.00, Notional Amount: $(2,500), Expiration Date: February 17, 2023*	(3)
	S&P 500 Index
(73)	Exercise Price: $2,000.00, Notional Amount: $(14,600,000), Expiration Date: March 17, 2023*	(13,502,810)
	TOTAL CALL OPTIONS
	(Proceeds $13,884,815)	(13,503,048)
	PUT OPTIONS — (1.0)%
	S&P 500 Index
(12)	Exercise Price: $4,000.00, Notional Amount: $(4,800,000), Expiration Date: January 20, 2023*	(199,920)
(3)	Exercise Price: $3,925.00, Notional Amount: $(1,177,500), Expiration Date: January 20, 2023*	(34,335)
(3)	Exercise Price: $3,800.00, Notional Amount: $(1,140,000), Expiration Date: January 20, 2023*	(16,110)
(3)	Exercise Price: $3,950.00, Notional Amount: $(1,185,000), Expiration Date: January 20, 2023*	(39,150)

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(73)	Exercise Price: $1,000.00, Notional Amount: $(7,300,000), Expiration Date: March 17, 2023*	$(730)
	TOTAL PUT OPTIONS
	(Proceeds $324,981)	(290,245)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $14,209,796)	$(13,793,293)

PLC — Public Limited Company

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,519,632, which represents 9.29% of the total net assets of the Fund.
[2] Callable.
[3] Variable rate security.
[4] All or a portion of this security is segregated as collateral for written options contracts. The market value of the securities pledged as collateral was $2,897,511, which represents 10.68% of the total net assets of the Fund.
[5] Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Foreign security denominated in U.S. Dollars.
[7] The rate is the annualized seven-day yield at period end.